INVESTMENT IN JOINT VENTURE (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Investment in joint venture
Investment in joint venture	$ 7.1	$ 18.3
Sociedad Contractual Minera Puren
Investment in joint venture
Investment in joint venture	$ 7.1	$ 18.3